Research and development cost (Tables)	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Disclosure of Breakdown of Research and Development Expense
Research and development costs consist of the following:

	Yen in millions
	For the years ended March 31,
	2021	2022	2023

Research and development expenditures incurred during the year	1,090,424	1,124,262	1,241,686
Amount capitalized	(158,246)	(200,512)	(181,634)
Amortization of capitalized development costs	152,542	167,926	164,512

Total	1,084,721	1,091,675	1,224,564